PROCESSING AND SERVICING COSTS	12 Months Ended
Dec. 31, 2025
PROCESSING AND SERVICING COSTS
PROCESSING AND SERVICING COSTS

21.PROCESSING AND SERVICING COSTS

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Cloud service fee	181,241	209,573	259,483
Market information and data fee	82,026	125,068	155,351
System cost	58,709	75,812	69,768
Data transmission fee	44,718	57,365	60,306
Others	9,210	18,965	33,551
Total	375,904	486,783	578,459